DF Dent Midcap Growth Fund
DF Dent Midcap Growth Fund
Investment Objective
The objective of the DF Dent Midcap Growth Fund (the “Midcap Growth Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Midcap Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	DF Dent Midcap Growth Fund Class C000102025
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption or offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase, if applicable)	2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DF Dent Midcap Growth Fund Class C000102025
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	2.84%
Total Annual Fund Operating Expenses		3.84%
Fee Waiver and/or Expense Reimbursement	[2]	2.74%
Net Annual Fund Operating Expenses		1.10%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive a portion of its fee and reimburse Midcap Growth Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.10% on the first $150 million in Midcap Growth Fund net assets and to 0.90% on net assets exceeding $150 million for the period November 1, 2011, through October 31, 2014 (the "Expense Cap"). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.

Example.
This Example is intended to help you compare the cost of investing in the Midcap Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Midcap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Midcap Growth Fund’s operating expenses remain the same though the fee waiver is applied in the first three years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
DF Dent Midcap Growth Fund Class C000102025	112	350

Portfolio Turnover.
The Midcap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Midcap Growth Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Midcap Growth Fund’s performance.

Principal Investment Strategies
The Midcap Growth Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of medium-size companies (“80% Policy”). For these purposes, the Midcap Growth Fund’s investment adviser D.F. Dent and Company, Inc. (“D.F. Dent” or the “Adviser”) defines medium-sized companies as those companies with market capitalizations in the range of $507.5 million to $18.5 billion, which was the two‐year average of the market capitalization range of companies in the Russell Midcap Growth Index on December 31, 2009 and 2010.

The Midcap Growth Fund typically invests in U.S.-listed equity securities, including common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”), and exchange-traded funds (“ETFs”). The Fund invests in equity securities of domestic companies that in the Adviser’s view possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Midcap Growth Fund may invest in companies that do not have particularly strong earnings histories but do have other attributes that in the Adviser’s view may contribute to accelerated growth in the foreseeable future.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Midcap Growth Fund investments.

In purchasing Midcap Growth Fund investments, the Adviser’s process begins with an economic analysis of prospective Midcap Growth Fund investments across a range of industries. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers or exhibit sustainable growth.

The Adviser may sell a security in the Midcap Growth Fund’s portfolio if, for example, it becomes overvalued or its fundamentals change. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Midcap Growth Fund due to appreciation.

Principal Investment Risks
General Market Risk.  The Midcap Growth Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Midcap Growth Fund or the Midcap Growth Fund could underperform other investments. An investment in the Midcap Growth Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Midcap Growth Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

ADR Risk. Investing in ADRs carry potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Equity Risk. The Midcap Growth Fund is subject to the risk that stock prices may fall over a short period or extended periods of time.  Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Midcap Growth Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Medium-Size Company Risk. The prices of securities of medium-size companies can fluctuate more significantly than the securities of larger, more established companies.

Non-Diversification Risk. The Midcap Growth Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. Such non-diversification exposes the Midcap Growth Fund to greater market risk and potential monetary losses than if its assets were diversified.

Registered Investment Company and ETF Risk. Registered investment companies (including ETFs) generally entail the same risks as the individual stocks held by them. ETFs, however, may trade at a premium or discount to the aggregate value of the underlying securities. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. By investing in another investment company or ETF, the Midcap Growth Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF.

REIT Risk.   The value of the Midcap Growth Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Midcap Growth Fund.

Small-Size Company Risk. The prices of securities of small-size companies can fluctuate more significantly than the securities of larger, more established companies.

Performance Information
The Midcap Growth Fund is newly created and does not have a full calendar year performance record. Performance information will be available after the Midcap Growth Fund has been in operation for one calendar year.